Organization and Operations - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended
	Oct. 15, 2014	Sep. 25, 2014	Dec. 31, 2014
Summary Of Organization And Operations [Line Items]
Stock split ratio		0.33
Aggregate proceeds from IPO	$ 133,700,000		$ 130,764,000
Number of preferred stock converted to common stock	19,529,713
Stock-based compensation expense			0
IPO [Member]
Summary Of Organization And Operations [Line Items]
Number of shares issued to public	5,750,000
Issued price per share of common stock	$ 25.00
Share offering expenses	$ 3,100,000
Over-Allotment Option [Member]
Summary Of Organization And Operations [Line Items]
Number of shares issued to public	750,000